Associated companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Net income statement effect	$ 15,339	$ 673	$ 659
Other comprehensive income effect	46	(56)	(94)
Total comprehensive income effect	15,385	617	565
Recycling of the Novartis share of other comprehensive income from associated companies	3	0	0
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Net income statement effect	15,341	677	662
Other comprehensive income effect	46	(56)	(94)
Total comprehensive income effect	15,387	621	568
Others
Disclosure of associates [line items]
Net income statement effect	(2)	(4)	(3)
Total comprehensive income effect	$ (2)	$ (4)	$ (3)